UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Series Floating Rate High Income Fund Fidelity® Series Floating Rate High Income Fund : FFHCX

This annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Amid resilient corporate profits, a realization that the U.S. economy was performing better than forecast and expectations that the U.S. Federal Reserve would keep interest rates higher for longer than originally anticipated, leveraged loans posted a solid gain for the 12 months ending September 30, 2024. Loan performance weakened and yields declined in the final three months of the period, falling in anticipation of the Fed's September 18 rate cut of 50 basis points.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 9.47% and detracted from performance versus the benchmark Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, security selection was the primary detractor, especially within all telecom and food products, as well as security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in Securus Technologies (-31%), which was not held at period end. A second notable relative detractor was an overweight in Del Monte (-24%). Another notable relative detractor this period was avoiding Air Medical, a benchmark component that gained about 53%.
•In contrast, the primary contributors to performance versus the benchmark were security selection in electronics/electrical and radio & television, along with an underweight in surface transport.
•Not owning Magenta Buyer, a benchmark component that returned -41%, was the top individual relative contributor. The second-largest relative contributor was timely ownership of Jo Ann Stores (-69%). Another notable relative contributor was a non-benchmark stake in Diamond Sports (+90%).
•By quality, positioning in unrated bonds helped most, whereas those rated CCC hurt most.
•Notable changes in positioning include higher allocations to financial intermediaries and chemicals & plastics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Floating Rate High Income Fund	9.65%	6.03%	4.96%
Morningstar® LSTA® US Performing Loans	9.87%	6.00%	5.14%
Bloomberg U.S. Universal Bond Index	12.08%	0.70%	2.15%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$251,817,285
Number of Holdings	544
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of September 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.4
Asurion LLC	2.2
Caesars Entertainment Inc	1.2
Acrisure LLC	1.2
Polaris Newco LLC	1.2
Fertitta Entertainment LLC/NV	1.0
UKG Inc	0.9
Medline Borrower LP	0.9
Cloud Software Group Inc	0.9
MH Sub I LLC	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913780.100    2270-TSRA-1124

Item 2.

Code of Ethics

As of the end of the period, September 30, 2024, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$66,200	$-	$9,700	$1,600

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$66,500	$-	$9,700	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2024A	September 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2024A	September 30, 2023A
Deloitte Entities	$ 5,196,300	$3,992,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be

compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company

Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Floating Rate High Income Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Floating Rate High Income Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Bank Loan Obligations - 88.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 7.8537% 10/31/30 (b)(c)(d)	189,525	189,565
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5137% 12/31/27 (b)(c)(d)	257,698	258,343
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 4/21/31 (b)(c)(d)	240,000	240,701
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3537% 8/24/28 (b)(c)(d)	1,037,093	1,036,398
Tranche K 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3537% 3/22/30 (b)(c)(d)	196,755	196,694
Tranche L 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3196% 1/19/32 (b)(c)(d)	375,000	373,436
TOTAL AEROSPACE		2,295,137
Air Transportation - 1.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2936% 4/20/28 (b)(c)(d)	385,150	395,580
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.2533% 3/21/31 (b)(c)(d)	203,975	204,230
Echo Global Logistics, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6954% 11/23/28 (b)(c)(d)	548,753	541,378
CME Term SOFR 3 Month Index + 4.750% 9.6954% 11/23/28 (b)(c)(d)(e)	338,100	338,100
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.3537% 3/18/30 (b)(c)(d)	366,773	366,979
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.032% 10/20/27 (b)(c)(d)	171,404	174,446
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0334% 2/24/31 (b)(c)(d)	527,350	527,513
TOTAL AIR TRANSPORTATION		2,548,226
Automotive & Auto Parts - 1.4%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6954% 3/5/28 (b)(c)(d)	439,312	395,930
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.6292% 4/13/29 (b)(c)(d)	93,813	93,773
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 5/6/30 (b)(c)(d)	498,750	498,231
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4684% 6/3/28 (b)(c)(d)	755,801	722,024
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8454% 4/16/31 (b)(c)(d)	426,999	426,734
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (b)(c)(d)	293,475	281,736
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5037% 2/8/28 (b)(c)(d)	380,110	337,078
Tnt Crane & Rigging, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.3432% 12/3/26 (b)(c)(d)(e)	264,669	245,481
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0065% 1/30/31 (b)(c)(d)	408,975	408,280
TOTAL AUTOMOTIVE & AUTO PARTS		3,409,267
Banks & Thrifts - 1.4%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 7/29/30 (b)(c)(d)	990,092	989,191
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 5/19/31 (b)(c)(d)	385,000	383,006
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.8537% 12/31/30 (b)(c)(d)	1,092,378	1,090,445
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6037% 9/5/31 (b)(c)(d)	520,000	513,661
Ngp Xi Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6037% 7/25/31 (b)(c)(d)	180,000	179,775
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.9572% 12/22/28 (b)(c)(d)	243,750	237,047
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7099% 12/1/28 (b)(c)(d)	224,797	224,741
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.1954% 12/16/28 (b)(c)(d)	29,548	29,585
TOTAL BANKS & THRIFTS		3,647,451
Broadcasting - 1.6%
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 8/19/30 (b)(c)(d)	796,502	795,506
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.3006% 5/25/26 (b)(c)(d)	108,555	94,578
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% (c)(d)(f)	1,664,487	16,811
Tranche DIP term loan 10% 8/2/27 (d)	112,351	133,908
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3006% 12/1/28 (b)(c)(d)	825,095	824,063
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.4599% 9/19/26 (b)(c)(d)	427,928	427,526
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 8.0137% 9/30/26 (b)(c)(d)	455,770	439,818
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 6/24/29 (b)(c)(d)	266,419	261,924
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.2099% 3/24/26 (b)(c)(d)	93,781	93,681
CME Term SOFR 1 Month Index + 3.250% 8.2099% 1/31/29 (b)(c)(d)	799,500	777,762
CME Term SOFR 1 Month Index + 3.500% 8.4599% 1/31/29 (b)(c)(d)	204,488	199,717
TOTAL BROADCASTING		4,065,294
Building Materials - 2.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1153% 5/17/28 (b)(c)(d)	1,004,013	836,915
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 1/3/29 (b)(c)(d)	487,791	487,259
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5954% 5/23/31 (b)(c)(d)	318,880	319,014
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 5/19/28 (b)(c)(d)	129,025	128,985
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.1954% 10/22/28 (b)(c)(d)	104,451	103,824
CME Term SOFR 1 Month Index + 3.750% 8.3454% 11/3/28 (b)(c)(d)	184,075	183,549
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5572% 8/2/31 (b)(c)(d)	200,000	199,464
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.1053% 2/10/31 (b)(c)(d)	149,250	149,250
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (b)(c)(d)	1,866,608	1,847,942
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 8/5/30 (b)(c)(d)	76,608	76,465
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.3454% 3/28/31 (b)(c)(d)	149,625	149,749
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 8.8537% 4/29/29 (b)(c)(d)	676,653	667,728
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3545% 4/2/29 (b)(c)(d)	175,717	176,596
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9199% 9/22/28 (b)(c)(d)	105,251	105,427
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 3 Month Index + 3.500% 8.7521% 2/16/28 (b)(c)(d)	234,572	234,645
White Capital Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 10/19/29 (b)(c)(d)	247,988	246,066
TOTAL BUILDING MATERIALS		5,912,878
Cable/Satellite TV - 1.5%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.0816% 2/1/27 (b)(c)(d)	1,378,017	1,376,364
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.461% 1/31/28 (b)(c)(d)	775,000	765,204
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1735% 4/15/27 (b)(c)(d)	143,479	130,976
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5965% 1/18/28 (b)(c)(d)	474,031	459,896
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.961% 10/16/28 (b)(c)(d)	80,000	73,340
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.711% 1/31/28 (b)(c)(d)	500,000	477,915
Tranche Y 1LN, term loan CME Term SOFR 6 Month Index + 3.250% 8.6562% 3/6/31 (b)(c)(d)	405,000	386,325
TOTAL CABLE/SATELLITE TV		3,670,020
Capital Goods - 0.6%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.8246% 3/18/30 (b)(c)(d)	460,578	459,427
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7006% 9/28/28 (b)(c)(d)	216,094	204,633
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.8545% 1/24/29 (b)(c)(d)	343,799	344,015
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8553% 2/14/28 (b)(c)(d)	23,178	23,236
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3014% 5/14/31 (b)(c)(d)	169,575	169,575
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 8.5877% 4/30/30 (b)(c)(d)	292,793	293,282
TOTAL CAPITAL GOODS		1,494,168
Chemicals - 4.2%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 12/14/29 (b)(c)(d)	303,475	285,570
Advancion Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.6954% 11/24/28 (b)(c)(d)	135,000	127,744
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9454% 11/24/27 (b)(c)(d)	483,448	480,093
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4454% 9/30/28 (b)(c)(d)	839,980	838,720
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3069% 8/29/29 (b)(c)(d)	107,728	107,882
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 5/29/29 (b)(c)(d)	442,761	443,452
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (b)(c)(d)	547,250	512,067
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7006% 11/1/30 (b)(c)(d)	328,350	328,432
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (b)(c)(d)	1,027,134	1,021,711
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.659% 5/27/28 (b)(c)(d)	476,269	438,425
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 8.6287% 7/3/28 (b)(c)(d)	319,432	298,126
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (b)(c)(d)	1,052,710	1,043,688
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.3829% 3/15/30 (b)(c)(d)	170,000	152,009
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6954% 3/1/30 (b)(c)(d)	138,250	137,991
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1954% 4/2/29 (b)(c)(d)	492,525	492,220
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/22/31 (b)(c)(d)	405,000	386,775
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9157% 12/1/26 (b)(c)(d)	256,495	238,540
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.500% 8.6284% 4/3/28 (b)(c)(d)	393,353	393,353
CME Term SOFR 3 Month Index + 3.500% 8.8209% 4/3/28 (b)(c)(d)	173,253	173,397
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (b)(c)(d)	806,886	806,281
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7554% 3/16/27 (b)(c)(d)	193,777	193,600
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3454% 8/18/28 (b)(c)(d)	803,585	802,829
Touchdown Acquirer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5602% 2/21/31 (b)(c)(d)	425,000	424,069
Usalco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9/17/31 (c)(d)(g)	222,115	222,671
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9/17/31 (c)(d)(g)	22,885	22,942
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 7.8537% 9/22/28 (b)(c)(d)	143,160	143,375
TOTAL CHEMICALS		10,515,962
Consumer Products - 2.9%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5125% 2/7/29 (b)(c)(d)	489,791	479,996
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.3454% 12/26/28 (b)(c)(d)	435,611	435,249
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 12/25/28 (b)(c)(d)	862,200	862,096
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 12/13/29 (b)(c)(d)	299,685	298,882
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/22/31 (b)(c)(d)	153,607	153,223
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7521% 11/8/27 (b)(c)(d)	596,741	597,654
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7099% 5/17/28 (b)(c)(d)	307,899	281,125
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2521% 1/29/31 (b)(c)(d)	746,736	726,029
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9599% 1/6/28 (b)(c)(d)	94,755	94,341
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5954% 3/13/28 (b)(c)(d)	119,400	119,549
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3143% 6/27/31 (b)(c)(d)	507,236	474,265
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9235% 9/24/28 (b)(c)(d)	500,588	500,142
Olaplex, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/23/29 (c)(d)(g)	25,000	23,729
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.6717% 10/21/28 (b)(c)(d)	248,625	121,550
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2099% 8/5/28 (b)(c)(d)	483,658	483,053
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 7/8/31 (b)(c)(d)	155,000	154,467
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8213% 8/26/31 (b)(c)(d)	645,000	640,298
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4609% 8/1/30 (b)(c)(d)	564,715	566,432
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.6153% 12/21/27 (b)(c)(d)	391,556	260,710
TOTAL CONSUMER PRODUCTS		7,272,790
Containers - 2.3%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2099% 3/3/28 (b)(c)(d)	502,541	492,305
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8915% 6/7/31 (b)(c)(d)	958,703	957,677
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.3162% 7/1/29 (b)(c)(d)	420,950	421,969
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 12/1/27 (b)(c)(d)	543,086	543,032
Closure Systems International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 3/22/29 (b)(c)(d)	613,463	614,229
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 8/4/27 (b)(c)(d)	668,393	667,444
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 9.7229% 2/9/26 (b)(c)(d)	512,219	479,140
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3454% 5/1/31 (b)(c)(d)	160,000	160,501
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 9/25/28 (b)(c)(d)	396,136	395,764
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 8.8454% 8/3/26 (b)(c)(d)	277,709	277,957
CME Term SOFR 1 Month Index + 3.750% 8.9599% 8/1/26 (b)(c)(d)	242,500	242,500
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.6954% 1/30/27 (b)(c)(d)	489,887	490,456
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0954% 4/21/31 (b)(c)(d)	119,400	119,599
TOTAL CONTAINERS		5,862,573
Diversified Financial Services - 5.0%
Aal Delaware Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3454% 7/30/31 (b)(c)(d)	25,000	25,086
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4599% 2/4/28 (b)(c)(d)	480,946	481,187
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 8/9/30 (b)(c)(d)	628,410	614,881
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 10/31/28 (b)(c)(d)	404,322	404,176
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.1037% 1/31/31 (b)(c)(d)	1,595,000	1,594,330
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 6/14/31 (b)(c)(d)	595,122	592,522
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7521% 12/19/30 (b)(c)(d)	527,311	522,871
Dragon Buyer, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/24/31 (c)(d)(g)	270,000	268,718
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/27/29 (b)(c)(d)	90,954	91,049
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5777% 2/10/31 (b)(c)(d)	219,400	218,852
Focus Financial Partners LLC:
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/10/31 (c)(d)(g)	871,409	868,524
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/10/31 (c)(d)(g)	93,591	93,282
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.750% 8.8072% 2/26/31 (b)(c)(d)	119,700	120,269
CME Term SOFR 3 Month Index + 4.000% 9.0572% 1/26/28 (b)(c)(d)	227,124	228,137
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 6.8537% 4/22/30 (b)(c)(d)	446,019	444,904
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 0% 12/31/49 (c)(d)(e)(f)	49,884	19,953
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (b)(c)(d)	499,089	498,780
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 3/10/31 (b)(c)(d)	139,650	140,399
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4599% 1/26/28 (b)(c)(d)	428,168	427,680
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.174% 6/7/31 (b)(c)(d)	310,000	309,005
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4199% 6/17/30 (b)(c)(d)	82,737	82,737
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.3454% 4/28/28 (b)(c)(d)(e)	182,558	146,046
Neon Maple U.S. Debt Mergersub I Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7/21/31 (c)(d)(g)	770,000	761,338
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.1954% 11/1/29 (b)(c)(d)	220,000	218,900
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 7/18/31 (b)(c)(d)	900,151	891,852
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8072% 5/16/31 (b)(c)(d)	114,713	114,318
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7521% 2/14/30 (b)(c)(d)	293,525	294,332
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)(f)	201,345	2,517
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 12/1/28 (b)(c)(d)	189,129	188,923
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5954% 6/6/31 (b)(c)(d)	415,010	414,068
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.2908% 4/29/26 (b)(c)(d)	201,682	201,755
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 5.500% 10.7858% 2/9/27 (b)(c)(d)	604,565	601,796
CME Term SOFR 3 Month Index + 5.500% 10.7858% 2/15/27 (b)(c)(d)	634,121	632,536
TOTAL DIVERSIFIED FINANCIAL SERVICES		12,515,723
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8325% 10/28/27 (b)(c)(d)	395,323	383,341
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.2537% 2/10/27 (b)(c)(d)	749,594	484,897
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2037% 12/17/26 (b)(c)(d)	926,615	813,522
TOTAL DIVERSIFIED MEDIA		1,681,760
Energy - 3.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9/19/31 (c)(d)(g)	390,000	389,930
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.868% 7/9/31 (b)(c)(d)	385,000	385,963
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2844% 10/14/27 (b)(c)(d)	310,651	309,971
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4599% 3/17/28 (b)(c)(d)	270,900	270,393
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 7/31/30 (b)(c)(d)	195,000	193,647
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4454% 11/19/29 (b)(c)(d)	546,137	544,242
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 5.250% 10.0954% 4/3/28 (b)(c)(d)	113,131	113,131
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (b)(c)(d)	1,219,004	1,216,468
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.8653% 8/27/28 (b)(c)(d)	329,288	309,530
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0682% 6/29/29 (b)(c)(d)	500,000	498,000
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5954% 9/29/28 (b)(c)(d)	644,985	646,481
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.3454% 10/31/28 (b)(c)(d)	336,444	336,024
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5954% 5/22/31 (b)(c)(d)	154,613	155,540
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.2521% 10/30/28 (b)(c)(d)	932,950	841,325
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0643% 2/28/30 (b)(c)(d)	197,111	197,152
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.5954% 8/1/29 (b)(c)(d)	179,100	178,652
Rockpoint Gas Storage Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9/15/31 (c)(d)(g)	450,000	447,750
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3932% 6/22/29 (b)(c)(d)	240,000	231,514
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.6028% 5/10/29 (b)(c)(d)	180,000	179,494
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7099% 3/25/28 (b)(c)(d)	310,419	294,970
TOTAL ENERGY		7,740,177
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4599% 9/1/27 (b)(c)(d)	169,998	155,159
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4599% 9/1/27 (b)(c)(d)	715,000	651,415
TOTAL ENTERTAINMENT/FILM		806,574
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.7099% 10/8/28 (b)(c)(d)	208,393	208,705
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (b)(c)(d)	803,078	801,994
Reworld Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.3501% 11/30/28 (b)(c)(d)	197,721	197,753
CME Term SOFR 1 Month Index + 2.750% 7.8465% 11/30/28 (b)(c)(d)	94,362	94,382
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.8465% 11/30/28 (b)(c)(d)	5,169	5,170
CME Term SOFR 6 Month Index + 2.500% 7.5877% 11/30/28 (b)(c)(d)	15,190	15,193
TOTAL ENVIRONMENTAL		1,323,197
Food & Drug Retail - 0.8%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.750% 11.4537% 8/1/29 (b)(c)(d)	462,177	455,245
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.1954% 2/1/27 (b)(c)(d)	280,863	280,091
JP Intermediate B LLC term loan CME Term SOFR 3 Month Index + 5.500% 11.0137% 11/20/27 (b)(c)(d)	392,836	27,498
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 7.500% 12.5955% 12/13/28 (b)(c)(d)	201,156	201,156
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9709% 4/2/29 (b)(c)(d)	526,522	526,438
Upfield U.S.A. Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.76% 1/3/28 (b)(c)(d)(h)	492,295	489,922
TOTAL FOOD & DRUG RETAIL		1,980,350
Food/Beverage/Tobacco - 1.3%
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2099% 10/23/27 (b)(c)(d)	401,874	402,577
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.1657% 8/2/28 (b)(c)(d)	376,974	353,726
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.406% 8/2/28 (b)(c)(d)	706,823	378,150
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 2/12/31 (b)(c)(d)	389,025	388,936
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.9537% 1/24/29 (b)(c)(d)	619,481	505,460
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.7037% 1/24/30 (b)(c)(d)	185,000	112,219
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.6989% 3/1/29 (b)(c)(d)	144,638	145,180
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.1153% 3/31/28 (b)(c)(d)	961,777	959,719
TOTAL FOOD/BEVERAGE/TOBACCO		3,245,967
Gaming - 4.1%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/26/30 (b)(c)(d)	1,847,475	1,845,738
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.5954% 2/6/31 (b)(c)(d)	1,014,900	1,013,631
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 6 Month Index + 2.250% 7.864% 3/16/27 (b)(c)(d)	270,900	271,661
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 2.750% 8.014% 10/31/29 (b)(c)(d)	310,782	310,652
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8465% 1/27/29 (b)(c)(d)	2,550,055	2,541,742
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6037% 11/25/30 (b)(c)(d)	904,168	903,842
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.8537% 5/26/30 (b)(c)(d)	598,370	597,251
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9599% 4/26/28 (b)(c)(d)	276,450	275,540
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2099% 4/26/28 (b)(c)(d)	202,980	202,050
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3327% 4/16/29 (b)(c)(d)	447,055	446,254
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8932% 8/1/30 (b)(c)(d)	342,413	341,841
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 7/18/31 (b)(c)(d)	132,534	131,659
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3182% 4/4/29 (b)(c)(d)	530,383	526,888
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 3/14/31 (b)(c)(d)	815,900	811,967
TOTAL GAMING		10,220,716
Healthcare - 5.6%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.0037% 2/15/29 (b)(c)(d)	308,422	235,724
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.9454% 11/8/27 (b)(c)(d)	208,502	209,486
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8539% 2/11/28 (b)(c)(d)	167,450	168,706
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 5/9/31 (b)(c)(d)	435,000	434,582
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0506% 8/1/27 (b)(c)(d)	394,896	393,882
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8454% 3/31/29 (b)(c)(d)	295,136	287,265
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.783% 4/23/31 (b)(c)(d)	390,000	389,431
Examworks Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9599% 11/1/28 (b)(c)(d)	174,716	174,847
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.7037% 10/1/27 (b)(c)(d)	1,967,076	1,867,896
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9/24/31 (c)(d)(g)	655,000	645,588
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.2537% 1/6/29 (b)(c)(d)	312,000	311,479
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 8/1/31 (b)(c)(d)	967,500	970,828
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3932% 12/6/28 (b)(c)(d)	486,331	486,535
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 5/5/28 (b)(c)(d)	896,504	895,303
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 4/7/31 (b)(c)(d)	347,407	347,574
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 10/21/28 (b)(c)(d)	580,000	579,171
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 10/23/28 (b)(c)(d)	1,705,532	1,705,362
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4648% 5/17/31 (b)(c)(d)	502,556	500,672
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.0954% 11/30/27 (b)(c)(d)	583,057	582,509
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 2/21/31 (b)(c)(d)	328,350	327,306
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8454% 11/15/28 (b)(c)(d)	1,035,401	1,035,204
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5954% 7/18/31 (b)(c)(d)	250,000	250,000
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 5/30/31 (b)(c)(d)	265,000	264,006
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6699% 12/19/30 (b)(c)(d)	325,279	325,325
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.565% 10/1/28 (b)(c)(d)	94,441	92,387
U.S. Radiology Specialists, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3537% 12/15/27 (b)(c)(d)	140,000	140,000
Upstream Newco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7637% 11/20/26 (b)(c)(d)	283,838	245,125
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3454% 1/8/27 (b)(c)(d)	337,411	337,202
TOTAL HEALTHCARE		14,203,395
Homebuilders/Real Estate - 0.8%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0816% 3/21/31 (b)(c)(d)	219,450	208,164
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.7099% 8/21/25 (b)(c)(d)	7,873	7,868
CME Term SOFR 1 Month Index + 3.000% 7.8454% 1/31/30 (b)(c)(d)	321,656	321,254
CME Term SOFR 1 Month Index + 3.750% 8.5954% 1/31/30 (b)(c)(d)	144,638	144,517
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8704% 1/27/29 (b)(c)(d)	219,497	219,361
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6699% 8/21/30 (b)(c)(d)	401,521	400,517
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3969% 3/15/30 (b)(c)(d)	323,975	323,651
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 9/11/31 (b)(c)(d)	283,620	282,999
TOTAL HOMEBUILDERS/REAL ESTATE		1,908,331
Hotels - 1.5%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0648% 9/9/26 (b)(c)(d)	130,414	130,435
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.6053% 11/30/29 (b)(c)(d)	522,545	522,174
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.0954% 1/17/31 (b)(c)(d)	303,475	300,820
CME Term SOFR 1 Month Index + 3.000% 7.3454% 8/2/28 (b)(c)(d)	1,471,852	1,461,740
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.6048% 11/8/30 (b)(c)(d)	126,445	126,373
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 4/1/31 (b)(c)(d)	495,861	494,314
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 7.000% 13.5932% 9/29/28 (b)(c)(d)	747,183	643,885
TOTAL HOTELS		3,679,741
Insurance - 5.9%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2109% 11/6/30 (b)(c)(d)	2,929,804	2,898,689
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.2099% 2/19/28 (b)(c)(d)	690,554	689,180
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0021% 2/28/28 (b)(c)(d)	282,159	281,984
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3454% 2/14/31 (b)(c)(d)	1,045,225	1,043,992
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9454% 8/19/28 (b)(c)(d)	979,936	962,964
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1954% 8/19/28 (b)(c)(d)	840,703	827,344
Tranche B12 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0954% 9/12/30 (b)(c)(d)	1,365,000	1,339,406
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.2099% 1/31/28 (b)(c)(d)	1,340,000	1,252,659
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.2099% 1/20/29 (b)(c)(d)	630,000	580,980
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2099% 7/31/27 (b)(c)(d)	583,825	575,149
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/20/30 (b)(c)(d)	1,810,715	1,807,817
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 3 Month Index + 4.750% 9.3537% 3/8/32 (b)(c)(d)	800,000	812,000
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 5/6/31 (b)(c)(d)	935,000	932,663
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.750% 7.3537% 11/23/29 (b)(c)(d)	735,230	732,781
CME Term SOFR 3 Month Index + 2.750% 7.3537% 9/27/30 (b)(c)(d)	123,753	123,322
TOTAL INSURANCE		14,860,930
Leisure - 2.3%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 8/17/28 (b)(c)(d)	351,347	351,639
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8455% 2/17/31 (b)(c)(d)	184,538	184,768
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7099% 11/24/28 (b)(c)(d)	259,666	260,206
Bulldog Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 6/30/31 (b)(c)(d)	180,000	180,675
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.5954% 8/9/27 (b)(c)(d)	208,393	208,718
CME Term SOFR 1 Month Index + 2.750% 7.5954% 10/18/28 (b)(c)(d)	370,325	370,559
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.969% 7/21/30 (b)(c)(d)	1,075,681	1,068,506
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.8653% 9/18/26 (b)(c)(d)	377,789	377,993
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.4599% 7/31/28 (b)(c)(d)	164,563	166,470
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5054% 2/12/29 (b)(c)(d)	218,900	218,079
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8454% 8/27/28 (b)(c)(d)	184,300	184,300
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.6143% 12/14/26 (b)(c)(d)	242,025	239,605
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 8/25/28 (b)(c)(d)	291,051	289,959
Tait LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8/14/31 (c)(d)(g)	160,000	160,200
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8454% 3/18/30 (b)(c)(d)	686,339	675,618
United PF Holdings LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (b)(c)(d)	595,902	542,521
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0137% 12/30/27 (b)(c)(d)	125,000	90,416
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.500% 14.0137% 12/30/26 (b)(c)(d)	129,938	122,141
TOTAL LEISURE		5,692,373
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 8/19/30 (b)(c)(d)	306,910	306,296
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6153% 2/4/28 (b)(c)(d)	147,129	146,761
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 8.0204% 4/13/29 (b)(c)(d)	1,996,428	1,985,108
TOTAL PAPER		2,131,869
Publishing/Printing - 0.4%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2554% 10/30/30 (b)(c)(d)	333,325	332,352
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.214% 8/11/28 (b)(c)(d)	237,606	238,647
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2099% 7/8/28 (b)(c)(d)	277,163	269,541
Vericast Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3537% 6/15/30 (b)(c)(d)	242,943	235,654
TOTAL PUBLISHING/PRINTING		1,076,194
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9681% 4/6/28 (b)(c)(d)	286,150	286,150
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6037% 4/10/31 (b)(c)(d)	435,000	433,913
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8653% 7/26/28 (b)(c)(d)	423,037	424,755
TOTAL RAILROAD		1,144,818
Restaurants - 1.3%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5954% 9/23/30 (b)(c)(d)	506,409	500,803
Dave & Buster's, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 9/26/31 (c)(d)(g)	325,000	321,750
CME Term SOFR 1 Month Index + 3.250% 7.875% 6/29/29 (b)(c)(d)	335,779	334,242
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2099% 12/1/28 (b)(c)(d)	150,738	151,126
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.3653% 11/10/28 (b)(c)(d)	222,145	222,145
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.6521% 3/1/26 (b)(c)(d)	354,375	344,038
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.0143% 9/10/31 (b)(c)(d)	80,000	79,950
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9706% 4/1/29 (b)(c)(d)	488,009	461,690
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 8/3/28 (b)(c)(d)	888,951	887,244
TOTAL RESTAURANTS		3,302,988
Services - 10.5%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 12/21/28 (b)(c)(d)	2,104,639	2,105,523
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.3537% 9/7/28 (b)(c)(d)	209,122	208,861
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7006% 7/30/28 (b)(c)(d)	1,505,873	1,503,599
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6954% 5/14/28 (b)(c)(d)	1,665,455	1,648,451
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.75% 11/16/28 (b)(c)(d)	155,618	155,423
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.48% 11/16/28 (b)(c)(d)	539,539	538,638
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0353% 7/9/28 (b)(c)(d)	412,250	411,928
Aramark Services, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 6/24/30 (b)(c)(d)	74,378	74,489
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.2099% 6/30/28 (b)(c)(d)	161,354	161,522
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 2/10/31 (b)(c)(d)	417,900	406,341
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.6954% 12/10/29 (b)(c)(d)	180,000	173,925
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4454% 12/10/28 (b)(c)(d)	1,199,803	1,193,720
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9454% 3/16/29 (b)(c)(d)	67,730	67,688
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0954% 5/31/28 (b)(c)(d)	283,575	284,463
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (b)(c)(d)	1,002,459	973,328
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.6037% 5/2/30 (b)(c)(d)	155,000	155,969
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5954% 12/30/28 (b)(c)(d)	630,160	630,986
CHG Healthcare Services, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4599% 9/30/28 (b)(c)(d)	198,484	198,433
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4599% 9/29/28 (b)(c)(d)	184,535	184,714
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4599% 6/2/28 (b)(c)(d)	1,024,469	1,012,760
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0954% 8/16/28 (b)(c)(d)	333,633	332,132
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (b)(c)(d)	616,351	616,819
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4599% 10/21/28 (b)(c)(d)	440,527	440,404
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4609% 3/3/28 (b)(c)(d)	492,559	492,475
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 6 Month Index + 4.750% 10.2538% 3/10/26 (b)(c)(d)	157,995	100,959
CME Term SOFR 6 Month Index + 4.750% 10.3922% 3/10/26 (b)(c)(d)	577,868	368,102
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0021% 4/29/29 (b)(c)(d)	442,945	370,276
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.3454% 12/1/27 (b)(c)(d)	361,875	362,266
CME Term SOFR 1 Month Index + 3.750% 8.7099% 12/1/27 (b)(c)(d)	149,250	149,269
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2109% 10/21/30 (b)(c)(d)	417,900	416,855
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0157% 4/3/28 (b)(c)(d)	239,927	239,838
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 6/12/30 (b)(c)(d)	1,228,226	1,230,953
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.404% 4/11/29 (b)(c)(d)	1,362,750	1,276,611
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5292% 7/25/30 (b)(c)(d)	566,768	567,878
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5292% 7/31/26 (b)(c)(d)	431,284	388,337
PG Polaris BidCo Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 3/24/31 (b)(c)(d)	528,675	529,172
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6042% 2/10/31 (b)(c)(d)	319,200	319,519
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0344% 12/10/26 (b)(c)(d)	377,004	378,184
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 7/31/31 (b)(c)(d)	402,698	401,792
Sotheby's Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.063% 1/15/27 (b)(c)(d)	212,806	209,914
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (b)(c)(d)	1,980,962	1,726,745
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.6886% 9/10/29 (b)(c)(d)	1,055,000	957,223
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9454% 3/25/31 (b)(c)(d)	606,950	602,398
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.0954% 4/14/29 (b)(c)(d)	265,778	269,764
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5954% 2/14/31 (b)(c)(d)	970,125	975,946
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.3711% 2/24/31 (b)(c)(d)	245,219	243,380
Wellful, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.2099% 4/21/27 (b)(c)(d)	303,059	184,866
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3454% 11/3/29 (b)(c)(d)	162,795	162,795
TOTAL SERVICES		26,405,633
Steel - 0.2%
Zekelman Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.1699% 1/24/31 (b)(c)(d)	474,629	474,999
Super Retail - 3.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.065% 11/6/27 (b)(c)(d)	139,844	139,494
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.565% 7/24/28 (b)(c)(d)	247,988	107,150
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.9648% 2/3/29 (b)(c)(d)	186,667	187,718
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5137% 4/1/28 (b)(c)(d)	271,579	163,491
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7099% 3/5/28 (b)(c)(d)	5,864,733	5,858,625
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3331% 6/5/31 (b)(c)(d)	175,000	172,184
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.968% 6/6/31 (b)(c)(d)	316,983	310,447
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1153% 4/15/28 (b)(c)(d)	445,757	350,588
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1954% 10/20/28 (b)(c)(d)	441,000	427,289
TOTAL SUPER RETAIL		7,716,986
Technology - 15.8%
Acuris Finance U.S., Inc. term loan CME Term SOFR 1 Month Index + 3.750% 8.418% 2/16/28 (b)(c)(d)	149,253	148,973
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1037% 2/3/31 (b)(c)(d)	219,313	219,438
Amentum Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7/30/31 (c)(d)(g)	1,130,000	1,125,763
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 8.6153% 8/10/25 (b)(c)(d)	659,264	470,919
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6037% 2/24/31 (b)(c)(d)	660,195	660,281
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 2/15/29 (b)(c)(d)	1,373,297	1,363,285
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/11/29 (b)(c)(d)	280,771	281,723
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 12.8454% 4/9/26 (b)(c)(d)(e)	6,926	6,926
CME Term SOFR 3 Month Index + 8.000% 12.8454% 4/9/26 (b)(c)(d)(e)	2,029	2,029
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)(f)	399,098	85,806
Tranche DD 2 term loan CME Term SOFR 1 Month Index + 8.000% 6.4861% 4/9/26 (b)(c)(d)(e)(h)	6,896	6,896
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/31/31 (b)(c)(d)	844,412	842,723
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 8.6037% 3/29/29 (b)(c)(d)	1,587,051	1,579,275
CME Term SOFR 3 Month Index + 4.500% 9.1037% 3/24/31 (b)(c)(d)	245,000	245,510
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 7/2/29 (b)(c)(d)	669,662	669,032
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2099% 4/4/26 (b)(c)(d)	478,988	463,320
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3653% 9/30/28 (b)(c)(d)	821,608	819,553
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5657% 2/10/28 (b)(c)(d)	511,278	493,598
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (d)	160,000	160,600
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 5/1/31 (b)(c)(d)	965,150	963,944
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3454% 3/3/31 (b)(c)(d)	219,450	218,901
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 10/16/26 (b)(c)(d)	1,277,816	1,238,089
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.8454% 2/19/29 (b)(c)(d)	445,000	379,523
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.7099% 3/31/29 (b)(c)(d)	95,000	88,617
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7099% 3/31/28 (b)(c)(d)	489,231	487,093
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/31/28 (c)(d)(g)	7,068	7,038
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 8/30/30 (b)(c)(d)	29,925	29,991
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4454% 10/7/29 (b)(c)(d)	739,237	740,738
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 5/23/31 (b)(c)(d)	468,648	468,807
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 5/23/31 (c)(d)(h)	54,986	55,004
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5954% 9/12/29 (b)(c)(d)	865,561	862,652
Go Daddy Operating Co. LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 11/12/29 (b)(c)(d)	234,932	234,589
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5954% 6/2/31 (b)(c)(d)	360,035	358,984
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3537% 7/15/30 (b)(c)(d)	145,521	144,657
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.000% 6.6037% 7/3/28 (b)(c)(d)	277,621	278,884
CME Term SOFR 3 Month Index + 2.000% 6.6037% 7/3/28 (b)(c)(d)	69,169	69,484
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (c)(d)(g)	590,000	580,247
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (c)(d)(g)	170,000	165,645
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3455% 8/18/31 (b)(c)(d)	575,000	575,880
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/19/31 (c)(d)(g)	115,000	114,856
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6037% 5/30/31 (b)(c)(d)	134,663	134,999
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 3/1/29 (b)(c)(d)	1,114,072	1,108,847
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0954% 5/3/28 (b)(c)(d)	2,008,446	1,994,347
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.5021% 2/23/29 (b)(c)(d)	250,000	245,045
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 6/17/31 (b)(c)(d)	605,000	595,574
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.1699% 8/17/29 (b)(c)(d)	499,357	498,857
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 7/1/31 (b)(c)(d)	1,185,000	1,131,924
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1021% 3/27/29 (b)(c)(d)	470,013	474,125
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0954% 1/31/30 (b)(c)(d)	558,154	559,962
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6954% 2/1/28 (b)(c)(d)	1,639,963	1,574,709
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9599% 3/19/28 (b)(c)(d)	89,421	89,459
Plano Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8/4/31 (c)(d)(g)	195,000	195,000
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (b)(c)(d)	2,724,709	2,676,754
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0021% 10/28/30 (b)(c)(d)	611,925	612,898
Project Boost Purchaser LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7861% 7/2/31 (b)(c)(d)	582,188	581,693
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5361% 7/17/32 (b)(c)(d)	105,000	105,087
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8454% 8/31/28 (b)(c)(d)	741,334	740,785
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.9825% 5/15/28 (b)(c)(d)	951,167	522,552
CME Term SOFR 1 Month Index + 6.250% 11.4825% 5/15/28 (b)(c)(d)	221,549	224,088
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9599% 4/22/28 (b)(c)(d)	754,965	732,316
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4454% 9/30/28 (b)(c)(d)	463,284	449,677
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.0954% 4/8/30 (b)(c)(d)	737,762	737,010
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 11/23/29 (b)(c)(d)	157,612	157,837
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.4599% 8/11/28 (b)(c)(d)	229,183	228,871
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 5/9/31 (b)(c)(d)	740,813	740,687
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 8/31/28 (b)(c)(d)	178,874	178,937
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4506% 5/30/30 (b)(c)(d)	139,834	139,834
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5546% 2/10/31 (b)(c)(d)	2,314,208	2,314,208
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 6/23/31 (b)(c)(d)	615,000	615,000
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 3/27/28 (b)(c)(d)	286,958	287,196
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3465% 4/14/31 (b)(c)(d)	507,528	507,315
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2099% 10/30/27 (b)(c)(d)	330,296	310,571
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8454% 3/19/31 (b)(c)(d)	119,400	119,549
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 9/28/29 (b)(c)(d)	472,625	472,100
TOTAL TECHNOLOGY		39,767,086
Telecommunications - 2.7%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3014% 10/31/27 (b)(c)(d)	467,875	424,012
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8014% 8/15/28 (b)(c)(d)	1,182,680	883,557
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 9.9553% 7/31/25 (b)(c)(d)	730,149	622,452
CME Term SOFR 3 Month Index + 7.500% 12.3653% 7/31/25 (b)(c)(d)	18,908	18,956
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 8.650% 13.9153% 11/1/25 (b)(c)(d)	1,191,906	303,936
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3454% 9/13/29 (b)(c)(d)	288,256	269,736
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4599% 10/2/27 (b)(c)(d)	264,182	256,489
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2521% 1/30/31 (b)(c)(d)	728,175	731,634
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 8.763% 7/1/31 (b)(c)(d)	760,000	763,800
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 13.9454% 6/30/28 (b)(c)(d)	158,008	115,346
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.9454% 12/30/27 (b)(c)(d)	181,904	171,294
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1037% 4/17/31 (b)(c)(d)	154,225	154,353
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8542% 8/1/29 (b)(c)(d)	264,880	245,477
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2099% 9/25/26 (b)(c)(d)	0	0
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.85% 1/27/31 (b)(c)(d)	223,875	223,926
Windstream Services LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.750% 9/26/31 (c)(d)(g)	50,000	50,000
CME Term SOFR 1 Month Index + 6.250% 11.1954% 9/21/27 (b)(c)(d)	85,135	84,993
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9599% 3/9/27 (b)(c)(d)	1,763,763	1,608,340
TOTAL TELECOMMUNICATIONS		6,928,301
Textiles/Apparel - 0.3%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9273% 2/20/29 (b)(c)(d)	387,409	388,622
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2099% 11/23/28 (b)(c)(d)	61,069	60,661
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2099% 4/16/28 (b)(c)(d)	425,700	425,930
TOTAL TEXTILES/APPAREL		875,213
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.3653% 5/7/28 (b)(c)(d)	363,750	226,707
Utilities - 1.0%
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9599% 1/21/28 (b)(c)(d)	154,589	155,153
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2006% 3/2/27 (b)(c)(d)	835,016	835,367
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8454% 12/20/30 (b)(c)(d)	663,651	663,538
WEC U.S. Holdings Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/20/31 (b)(c)(d)	993,461	992,875
TOTAL UTILITIES		2,646,933
TOTAL BANK LOAN OBLIGATIONS (Cost $230,410,829)		223,557,023

Nonconvertible Bonds - 5.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (i)	355,000	366,261
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	96,250	95,975
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	47,853	47,562
TOTAL AIR TRANSPORTATION		143,537
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	150,000	154,613
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(c)(i)	1,635,000	1,647,263
TOTAL AUTOMOTIVE & AUTO PARTS		1,801,876
Broadcasting - 0.4%
DISH Network Corp. 11.75% 11/15/27 (i)	675,000	708,433
Univision Communications, Inc.:
6.625% 6/1/27 (i)	255,000	255,312
8.5% 7/31/31 (i)	145,000	145,324
TOTAL BROADCASTING		1,109,069
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	210,000	226,526
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	140,000	136,186
5.375% 6/1/29 (i)	285,000	274,653
TOTAL CABLE/SATELLITE TV		410,839
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	30,000	31,618
Chemicals - 0.1%
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	213,452
Consumer Products - 0.0%
Wayfair LLC 7.25% 10/31/29 (i)(j)	25,000	25,612
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	35,000	35,011
7% 6/15/25 (i)	100,000	99,937
8.375% 1/15/29 (i)	250,000	260,138
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	519,000	436,125
6.75% 9/15/25 (i)	120,000	114,947
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	84,000	83,861
TOTAL ENERGY		1,030,019
Gaming - 0.5%
Caesars Entertainment, Inc. 7% 2/15/30 (i)	135,000	141,034
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	875,000	835,475
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (i)	10,000	10,392
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	300,000	298,997
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	35,000	34,706
4.25% 12/1/26 (i)	50,000	49,514
TOTAL GAMING		1,370,118
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	85,000	87,578
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	435,000	390,229
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	335,000	357,581
TOTAL HOMEBUILDERS/REAL ESTATE		747,810
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (i)	365,000	375,620
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	295,000	299,777
TOTAL INSURANCE		675,397
Leisure - 0.0%
Carnival Corp. 7.625% 3/1/26 (i)	80,000	80,740
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	16,096
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	135,000	123,576
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	90,000	96,377
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	120,000	117,600
The GEO Group, Inc. 8.625% 4/15/29	50,000	51,979
TOTAL SERVICES		265,956
Super Retail - 0.2%
Carvana Co. 5.625% 10/1/25 (i)	135,000	132,422
EG Global Finance PLC 12% 11/30/28 (i)	365,000	407,362
TOTAL SUPER RETAIL		539,784
Technology - 0.3%
Cloud Software Group, Inc.:
8.25% 6/30/32 (i)	282,000	294,774
9% 9/30/29 (i)	160,000	162,818
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (i)	200,000	204,403
TOTAL TECHNOLOGY		661,995
Telecommunications - 1.1%
Altice Financing SA 5.75% 8/15/29 (i)	430,000	345,565
Altice France SA:
5.125% 1/15/29 (i)	80,000	56,216
5.125% 7/15/29 (i)	265,000	186,353
5.5% 1/15/28 (i)	1,000,000	727,151
5.5% 10/15/29 (i)	55,000	38,519
Frontier Communications Holdings LLC 5% 5/1/28 (i)	160,000	158,557
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	535,000	511,874
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	220,000	201,255
Windstream Escrow LLC 7.75% 8/15/28 (i)	500,000	500,470
TOTAL TELECOMMUNICATIONS		2,725,960
TOTAL NONCONVERTIBLE BONDS (Cost $12,883,661)		12,653,819

Common Stocks - 1.4%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(k)	24,748	56,920
TNT Crane & Rigging LLC warrants 10/31/25 (e)(k)	3,037	0
TOTAL CAPITAL GOODS		56,920
Consumer Products - 0.1%
JOANN, Inc. (e)	121,413	275,608
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)	8,389	713,652
Carnelian Point Holdings LP warrants (e)(k)	367	1,072
Limetree Bay Cayman Ltd. (e)(k)	153	10,103
TOTAL DIVERSIFIED FINANCIAL SERVICES		724,827
Energy - 0.8%
California Resources Corp.	10,775	565,364
Chesapeake Energy Corp.	9,834	808,847
Chesapeake Energy Corp. (l)	137	11,268
EP Energy Corp. (e)(k)	3,190	4,498
Exxon Mobil Corp.	6,304	738,955
TOTAL ENERGY		2,128,932
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)(k)	8,816	148,021
Restaurants - 0.1%
Old Claimco LLC (e)(k)	15,069	169,978
Telecommunications - 0.0%
GTT Communications, Inc. (e)(k)	3,248	144,958
TOTAL COMMON STOCKS (Cost $2,517,630)		3,649,244

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
Citigroup, Inc. 4.7% (b)(m)	235,000	235,642
JPMorgan Chase & Co. 6.1% (b)(m)	154,000	158,697
TOTAL BANKS & THRIFTS		394,339
Diversified Financial Services - 0.1%
Aircastle Ltd. 5.25% (b)(i)(m)	145,000	144,227
TOTAL PREFERRED SECURITIES (Cost $529,000)		538,566

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (n) (Cost $13,513,078)	13,510,655	13,513,357

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $259,854,198)	253,912,009
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,094,724)
NET ASSETS - 100.0%	251,817,285

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $58,400 and $58,419, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,355,838 or 4.9% of net assets.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,268 or 0.0% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	12,372,947	60,883,873	59,743,490	751,311	26	1	13,513,357	0.0%
Fidelity Securities Lending Cash Central Fund 4.89%	867,300	1,922,678	2,789,978	926	-	-	-	0.0%
Total	13,240,247	62,806,551	62,533,468	752,237	26	1	13,513,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	148,021	-	-	148,021
Consumer Discretionary	445,586	-	-	445,586
Energy	2,128,932	2,124,434	-	4,498
Financials	724,827	-	-	724,827
Industrials	56,920	-	-	56,920
Information Technology	144,958	-	-	144,958

Bank Loan Obligations	223,557,023	-	222,791,592	765,431

Corporate Bonds	12,653,819	-	12,653,819	-

Preferred Securities	538,566	-	538,566	-

Money Market Funds	13,513,357	13,513,357	-	-
Total Investments in Securities:	253,912,009	15,637,791	235,983,977	2,290,241

Net Unrealized Appreciation on Unfunded Commitments	58,917	-	-	58,917
Total	58,917	-	-	58,917
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$4,596,155
Net Realized Gain (Loss) on Investment Securities	256,415
Net Unrealized Gain (Loss) on Investment Securities	(267,527)
Cost of Purchases	319,568
Proceeds of Sales	(2,050,531)
Amortization/Accretion	15,469
Transfers into Level 3	-
Transfers out of Level 3	(579,308)
Ending Balance	$2,290,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2024	$613,278

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $246,341,120)	$240,398,652
Fidelity Central Funds (cost $13,513,078)	13,513,357

Total Investment in Securities (cost $259,854,198)		$253,912,009
Cash		388,870
Receivable for investments sold		2,478,708
Unrealized appreciation on unfunded commitments		58,917
Receivable for fund shares sold		1,172,785
Interest receivable		2,482,189
Distributions receivable from Fidelity Central Funds		48,667
Receivable from investment adviser for expense reductions		3,667
Total assets		260,545,812
Liabilities
Payable for investments purchased
Regular delivery	$8,550,821
Delayed delivery	25,000
Payable for fund shares redeemed	137,610
Other payables and accrued expenses	15,096
Total liabilities		8,728,527
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$251,817,285
Net Assets consist of:
Paid in capital		$289,764,648
Total accumulated earnings (loss)		(37,947,363)
Net Assets		$251,817,285
Net Asset Value, offering price and redemption price per share ($251,817,285 ÷ 28,075,357 shares)		$8.97
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends		$192,298
Interest		21,421,258
Income from Fidelity Central Funds (including $926 from security lending)		752,237
Total income		22,365,793
Expenses
Custodian fees and expenses	$58,997
Independent trustees' fees and expenses	1,122
Legal	7,350
Miscellaneous	79
Total expenses before reductions	67,548
Expense reductions	(59,260)
Total expenses after reductions		8,288
Net Investment income (loss)		22,357,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(145,835)
Fidelity Central Funds	26
Total net realized gain (loss)		(145,809)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(440,301)
Fidelity Central Funds	1
Unfunded commitments	56,672
Total change in net unrealized appreciation (depreciation)		(383,628)
Net gain (loss)		(529,437)
Net increase (decrease) in net assets resulting from operations		$21,828,068
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,357,505	$18,839,433
Net realized gain (loss)	(145,809)	(758,597)
Change in net unrealized appreciation (depreciation)	(383,628)	8,866,383
Net increase (decrease) in net assets resulting from operations	21,828,068	26,947,219
Distributions to shareholders	(23,570,332)	(18,798,136)

Share transactions
Proceeds from sales of shares	42,638,785	29,262,173
Reinvestment of distributions	23,566,809	18,773,691
Cost of shares redeemed	(37,363,376)	(48,814,273)

Net increase (decrease) in net assets resulting from share transactions	28,842,218	(778,409)
Total increase (decrease) in net assets	27,099,954	7,370,674

Net Assets
Beginning of period	224,717,331	217,346,657
End of period	$251,817,285	$224,717,331

Other Information
Shares
Sold	4,719,740	3,301,623
Issued in reinvestment of distributions	2,617,840	2,109,003
Redeemed	(4,137,942)	(5,526,925)
Net increase (decrease)	3,199,638	(116,299)

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.03	$8.70	$9.30	$8.86	$9.29
Income from Investment Operations
Net investment income (loss) A,B	.842	.777	.457	.388	.463
Net realized and unrealized gain (loss)	(.010)	.328	(.607)	.435	(.439)
Total from investment operations	.832	1.105	(.150)	.823	.024
Distributions from net investment income	(.892)	(.775)	(.450)	(.383)	(.454)
Total distributions	(.892)	(.775)	(.450)	(.383)	(.454)
Net asset value, end of period	$8.97	$9.03	$8.70	$9.30	$8.86
Total Return C	9.65%	13.20%	(1.69)%	9.44%	.37%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.03%	.03%	.01%	.01%
Expenses net of fee waivers, if any	- % F	-% F	-% F	-% F	.01%
Expenses net of all reductions	-% F	-% F	-% F	-% F	.01%
Net investment income (loss)	9.36%	8.74%	5.02%	4.24%	5.22%
Supplemental Data
Net assets, end of period (000 omitted)	$251,817	$224,717	$217,347	$285,534	$269,060
Portfolio turnover rate G	43%	30%	28%	45%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,453,438
Gross unrealized depreciation	(10,357,733)
Net unrealized appreciation (depreciation)	$(5,904,295)
Tax Cost	$259,875,221

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(31,778,318)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,904,295)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Long-term	(31,778,318)
Total capital loss carryforward	$(31,778,318)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$23,570,332	$ 18,798,136

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Floating Rate High Income Fund	EchoStar Corp. 10.75% 9/27/29	891,954	58,917

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	123,162,506	99,438,717

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Floating Rate High Income Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Floating Rate High Income Fund	95	-	-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $59,260.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Series Floating Rate High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $23,570,332 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Floating Rate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through January 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.924290.112
SFR-ANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024